UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02365
                                                    ----------------------------

                      PROSPECT STREET(R) INCOME SHARES INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                      Prospect Street(R) Income Shares Inc.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF MARCH 31, 2007


                                                                                          RATINGS
                                                                                ----------------------------

    PRINCIPAL                                                                                 STANDARD &
    ---------                                                                                 ----------
    AMOUNT ($)                            DESCRIPTION                            MOODY'S        POOR'S        VALUE ($)
    ----------                            -----------                            -------        ------        ---------
SENIOR LOANS (A) (B) - 12.18%

                  AEROSPACE AND DEFENSE - 0.76%
         500,000  US Airways Group, Inc., New Term Loan, 7.85%, 03/23/2014         B2            B                  503,940
                                                                                                          -----------------
                                                                                                                    503,940
                                                                                                          -----------------

                  CARGO TRANSPORT - 1.48%
       1,000,000  SIRVA Worldwide, Inc., Tranche B Term Loan, 11.60%, 12/01/2010   B2            NR                 985,625
                                                                                                          -----------------
                                                                                                                    985,625
                                                                                                          -----------------

                  CONTAINERS, PACKAGING AND GLASS - 0.75%
                  Consolidated Container Co.
         250,000        First Lien Term Loan, 03/23/2014 (c)                       B1            B-                 250,625
         250,000        Second Lien Term Loan, 09/21/2014 (c)                      Caa1          CCC                250,625
                                                                                                          -----------------
                                                                                                                    501,250
                                                                                                          -----------------

                  HEALTHCARE, EDUCATION AND CHILDCARE - 2.98%
       1,987,412  CCS Medical, Inc., First Lien Term Loan, 8.62%, 09/30/2012       B3            B-               1,981,370
                                                                                                          -----------------
                                                                                                                  1,981,370
                                                                                                          -----------------

                  RETAIL STORES - 3.08%
       2,000,000  Toys R Us - Delaware, Inc., Tranche B Loan, 9.61%, 07/19/2012    Ba3           B                2,052,820
                                                                                                          -----------------
                                                                                                                  2,052,820
                                                                                                          -----------------

                  UTILITIES - 3.13%
       2,000,000  Calpine Construction Finance Co., L.P., First Lien Term
                  Loan, 08/26/2009 (c)                                             NR            CCC              2,080,000
                                                                                                          -----------------
                                                                                                                  2,080,000
                                                                                                          -----------------

                  TOTAL SENIOR LOANS (COST $8,120,750)                                                            8,105,005
                                                                                                          -----------------
CORPORATE NOTES & BONDS - 133.49% (A)

                  AUTOMOBILE - 6.98%
       3,000,000  American Tire Distributors Holdings, Inc., 11.61%,
                  04/01/2012 (d)                                                   Caa1          CCC+             3,015,000
       1,500,000  Penhall International, Corp., 12.00%, 08/01/2014 (e)             B3            CCC+             1,627,500
                                                                                                          -----------------
                                                                                                                  4,642,500
                                                                                                          -----------------

                  BANKING - 3.14%
       2,000,000  Washington Mutual Capital I, 8.38%, 06/01/2027                   A3            BBB              2,088,206
                                                                                                          -----------------
                                                                                                                  2,088,206
                                                                                                          -----------------

                  BROADCASTING AND ENTERTAINMENT - 12.64%
       2,000,000  Belo Corp., 7.13%, 06/01/2007                                    Baa3          BBB-             2,002,860
         500,000  CCH I LLC, 11.00%, 10/01/2015                                    Caa2          CCC-               521,250
       2,000,000  Liberty Media Corp., 7.88%, 07/15/2009                           Ba2           BB+              2,108,200
       1,500,000  Time Warner Entertainment Co., LP, 10.15%, 05/01/2012            Baa2          BBB+             1,796,749
       2,000,000  Young Broadcasting, Inc., 10.00%, 03/01/2011                     Caa1          CCC-             1,980,000
                                                                                                          -----------------
                                                                                                                  8,409,059
                                                                                                          -----------------

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF MARCH 31, 2007


                                                                                          RATINGS
                                                                                ----------------------------

    PRINCIPAL                                                                                 STANDARD &
    ---------                                                                                 ----------
    AMOUNT ($)                            DESCRIPTION                            MOODY'S        POOR'S        VALUE ($)
    ----------                            -----------                            -------        ------        ---------
CORPORATE NOTES & BONDS (CONTINUED)

                  BUILDINGS AND REAL ESTATE - 5.89%
       2,750,000  Black & Decker, 5.75%, 11/15/2016                                Baa2          BBB              2,762,906
       1,000,000  SUSA Partnership, LP, 7.45%, 07/01/2018                          Aaa           AAA              1,159,464
                                                                                                          -----------------
                                                                                                                  3,922,370
                                                                                                          -----------------

                  CABLE AND OTHER PAY TELEVISION SERVICES - 1.78%
       1,000,000  Comcast Cable Holdings, 9.80%, 02/01/2012                        Baa2          BBB+             1,185,072
                                                                                                          -----------------
                                                                                                                  1,185,072
                                                                                                          -----------------

                  CARGO TRANSPORT - 0.32%
         250,000  Motor Coach Industries International, Inc., 11.25%,
                  05/01/2009                                                       Ca            CC                 215,000
                                                                                                          -----------------
                                                                                                                    215,000
                                                                                                          -----------------

                  CHEMICALS, PLASTICS AND RUBBER - 7.59%
       2,000,000  Albemarle Corp., 5.10%, 02/01/2015                               Baa3          BBB-             1,910,686
       2,000,000  Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011            Baa1          BBB+             2,184,768
       1,000,000  Solutia, Inc., 10/15/2037 (f)                                    NR            NR                 955,000
                                                                                                          -----------------
                                                                                                                  5,050,454
                                                                                                          -----------------

                  CONTAINERS, PACKAGING AND GLASS - 4.43%
       2,000,000  Sealed Air Corp., 5.63%, 07/15/2013 (e)                          Baa3          BBB              2,008,446
       1,000,000  Tekni-Plex, Inc., Series B, 12.75%, 06/15/2010                   Caa3          C                  940,000
                                                                                                          -----------------
                                                                                                                  2,948,446
                                                                                                          -----------------

                  ELECTRONICS - 3.37%
         500,000  iPayment, Inc., 9.75%, 05/15/2014                                Caa1          CCC+               515,000
       2,000,000  MagnaChip Semiconductor, 8.60%, 12/15/2011 (d)                   B1            B                1,725,000
                                                                                                          -----------------
                                                                                                                  2,240,000
                                                                                                          -----------------

                  ENVIRONMENTAL SERVICES - 3.17%
       2,000,000  Republic Services, Inc., 6.75%, 08/15/2011                       Baa2          BBB+             2,106,332
                                                                                                          -----------------
                                                                                                                  2,106,332
                                                                                                          -----------------

                  FINANCE - 8.35%
       3,500,000  Allied Capital Corp., 6.00%, 04/01/2012                          Baa2          BBB+             3,473,949
       2,000,000  BankAmerica Institutiional, Series A, 8.07%, 12/31/2026 (e)      Aa2           A+               2,082,654
                                                                                                          -----------------
                                                                                                                  5,556,603
                                                                                                          -----------------

                  FOOD, BEVERAGE AND TOBACCO - 12.24%
       2,000,000  Altria Group, Inc., 7.75%, 01/15/2027                            Baa1          BBB              2,396,940
       1,500,000  Buffets, Inc., 12.50%, 11/01/2014                                Caa1          CCC              1,567,500
         500,000  Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (e) (g)         B2            B-                 472,500
       3,810,000  Wendy's International, Inc., 6.20%, 06/15/2014                   Ba2           BB+              3,710,658
                                                                                                          -----------------
                                                                                                                  8,147,598
                                                                                                          -----------------

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF MARCH 31, 2007


                                                                                          RATINGS
                                                                                ----------------------------

    PRINCIPAL                                                                                 STANDARD &
    ---------                                                                                 ----------
    AMOUNT ($)                            DESCRIPTION                            MOODY'S        POOR'S        VALUE ($)
    ----------                            -----------                            -------        ------        ---------
CORPORATE NOTES & BONDS (CONTINUED)

                  HEALTHCARE, EDUCATION AND CHILDCARE - 9.64%
       1,000,000  Advanced Medical Optics, 7.50%, 05/01/2017 (e)                   B1            B                1,012,500
       1,000,000  Argatroban Royalty Sub LLC., (Pharma VIII), 12.00%,
                  09/30/2014 (h)                                                   NR            NR               1,005,000
       2,000,000  Manor Care, Inc., 6.25%, 05/01/2013                              Baa3          BBB-             2,033,118
       1,560,000  Pharma IV, 12.00%, 06/30/2014 (h)                                NR            NR               1,669,200
         500,000  Select Medical Corp., 7.63%, 02/01/2015                          B3            CCC+               452,500
         250,000  Teva Pharmaceutical Finance LLC., 5.55%, 02/01/2016              Baa2          BBB                245,792
                                                                                                          -----------------
                                                                                                                  6,418,110
                                                                                                          -----------------

                  HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 5.34%
                  Spectrum Brands, Inc.
       2,500,000        8.50%, 10/01/2013                                          Caa3          NR               2,387,500
       1,450,000        7.38%, 02/01/2015 (g)                                      Caa3          CCC-             1,167,250
                                                                                                          -----------------
                                                                                                                  3,554,750
                                                                                                          -----------------

                  HOTELS, MOTELS, INNS AND GAMING - 4.00%
       3,000,000  Harrahs Operating Co., Inc., 5.38%, 12/15/2013                   Baa3          BB               2,662,857
                                                                                                          -----------------
                                                                                                                  2,662,857
                                                                                                          -----------------

                  LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 1.14%
         750,000  Blockbuster, Inc., 9.00%, 09/01/2012 (g)                         Caa2          CCC+               761,250
                                                                                                          -----------------
                                                                                                                    761,250
                                                                                                          -----------------

                  OIL AND GAS - 6.81%
       2,000,000  Dominion Resources, Inc., 5.00%, 03/15/2013                      Baa2          BBB              1,954,244
       1,500,000  Secunda International, Ltd., 13.36%, 09/01/2012 (d)              B2            B-               1,560,000
       1,000,000  SemGroup, LP, 8.75%, 11/15/2015 (e)                              B1            NR               1,020,000
                                                                                                          -----------------
                                                                                                                  4,534,244
                                                                                                          -----------------

                  PERSONAL TRANSPORTATION - 3.83%
       3,000,000  Delta Air Lines, 12/15/2029 (f) (g)                              NR            NR               1,702,500
       1,000,000  Northwest Airlines, Inc., 06/01/2007 (f) (g)                     NR            D                  847,500
                                                                                                          -----------------
                                                                                                                  2,550,000
                                                                                                          -----------------

                  PERSONAL, FOOD, AND MISCELLANEOUS SERVICES - 1.57%
       1,000,000  Sbarro, Inc., 10.38%, 02/01/2015 (e)                             Caa1          CCC              1,045,000
                                                                                                          -----------------
                                                                                                                  1,045,000
                                                                                                          -----------------

                  PRINTING AND PUBLISHING - 6.21%
       2,000,000  Network Communications, Inc., 10.75%, 12/01/2013                 B2            B-               2,052,500
       2,000,000  PRIMEDIA, Inc., 10.74%, 05/15/2010 (d)                           B2            B                2,080,000
                                                                                                          -----------------
                                                                                                                  4,132,500
                                                                                                          -----------------

                  RETAIL STORES - 5.13%
       3,000,000  JC Penney Corp., Inc., 7.95%, 04/01/2017                         Baa3          BBB-             3,411,873
                                                                                                          -----------------
                                                                                                                  3,411,873
                                                                                                          -----------------

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF MARCH 31, 2007


                                                                                          RATINGS
                                                                                ----------------------------

    PRINCIPAL                                                                                 STANDARD &
    ---------                                                                                 ----------
    AMOUNT ($)                            DESCRIPTION                            MOODY'S        POOR'S        VALUE ($)
    ----------                            -----------                            -------        ------        ---------
CORPORATE NOTES & BONDS (CONTINUED)

                  TELECOMMUNICATIONS - 6.05%
       1,000,000  Grande Communications Holdings, Inc., 14.00%, 04/01/2011         Caa1          B-               1,085,000
       2,000,000  ICO North America, 7.50%, 08/15/2009 (h)                         NR            NR               2,050,000
         800,000  Nortel Networks, Ltd., 10.75%, 07/15/2016 (e)                    B3            B-                 892,000
                                                                                                          -----------------
                                                                                                                  4,027,000
                                                                                                          -----------------

                  UTILITIES - 13.87%
       2,500,000  Calpine Corp., 02/15/2011 (f)                                    NR            D                2,737,500
       2,000,000  Constellation Energy Group, 7.00%, 04/01/2012                    Baa1          BBB+             2,146,142
       2,000,000  Kiowa Power Partners LLC, 5.74%, 03/30/2021 (e)                  Baa3          BBB-             1,959,676
         500,000  Southern Power Co., Series D, 4.88%, 07/15/2015                  Baa1          BBB+               477,635
       1,880,170  Tenaska Virginia Partners LP, 6.12%, 03/30/2024 (e)              Baa3          BBB-             1,911,425
                                                                                                          -----------------
                                                                                                                  9,232,378
                                                                                                          -----------------

                  TOTAL CORPORATE NOTES & BONDS (COST $86,507,997)                                               88,841,602
                                                                                                          -----------------

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF MARCH 31, 2007


      SHARES      DESCRIPTION                                                                                 VALUE ($)
COMMON STOCKS - 2.36% (A) (I)
         111,940  Motient Corp.                                                                                     945,893
          19,723  Owens Corning, Inc. (g)                                                                           628,374
                                                                                                          -----------------

                  TOTAL COMMON STOCKS (COST $2,204,624)                                                           1,574,267
                                                                                                          -----------------
PREFERRED STOCKS - 0.00% (A) (I)
          10,000  Adelphia Communications Corp., Series B                                                                 0
       1,000,000  Adelphia Recovery Trust                                                                                 0
                                                                                                          -----------------

                  TOTAL PREFERRED STOCKS (COST $935,000)                                                                  0
                                                                                                          -----------------
WARRANTS - 0.00% (A) (I)
           1,000  Grande Communications 04/01/2011                                                                       10
          11,100  Loral Cyberstar, Inc. 06/30/2007                                                                        0
          17,481  Pathmark Stores, Inc. 09/19/2010                                                                    1,049
           1,000  XM Satellite Radio, Inc., 03/15/2010                                                                    0
                                                                                                          -----------------

                  TOTAL WARRANTS (COST $140,010)                                                                      1,059
                                                                                                          -----------------

                  TOTAL INVESTMENTS - 148.03% (COST $97,908,381) (J)                                             98,521,933
                                                                                                          -----------------

                  OTHER ASSETS & LIABILITIES, NET - (2.95)%                                                      (1,967,344)
                                                                                                          -----------------

                  PREFERRED STOCK - (45.08)%                                                                    (30,000,000)
                                                                                                          -----------------

                  NET ASSETS APPLICABLE TO COMMON STOCK - 100.00%                                                66,554,589
                                                                                                          =================

(a)   Percentages are based on net assets applicable to common stock.
(b) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U. S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at March 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, (the "1933 Act") contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(c) All or a portion of these positions have not settled. Contract rates do not take effect until settlement date.
(d) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2007.
(e) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2007, the market value of these securities aggregated $14,031,701 or 21.08% of net assets applicable to common stock. These securities have been determined by the investment adviser to be liquid securities.
(f) The issuer is in default of certain debt covenants. Income is not being accrued.
(g) Securities (or a portion of securites) on loan. As of March 31, 2007, the market value of securities loaned was $4,626.299. The loans were secured with cash collateral of $4,746,359.
(h) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(i)   Non-income producing security.
(j) The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments is as folllows:

      Gross Unrealized appreciation   $ 3,646,737
      Gross Unrealized depreciation    (3,033,185)
                                      -----------
      Net Unrealized appreciation     $   613,552
                                      -----------
"NR"  Not Rated

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF MARCH 31, 2007

SECURITY VALUATION:
    Investments in debt securities are valued at the mean of the bid and ask prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund's Board of Directors; such values require the use of estimates.
..

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PROSPECT STREET(R) INCOME SHARES INC.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     MAY 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.